Putnam
Research
Fund


ANNUAL REPORT

July 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "The fund's research-based stock selection process targets strong candidates among the better-known stocks and seeks potential that may have been overlooked by others on Wall Street."

                                      -- Thomas R. Bogan, manager,
                                         Putnam Research Fund

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

What can happen when the collective expertise of 45 industry analysts is applied to the management of an investment portfolio in a team-oriented environment is amply demonstrated by the positive results Putnam Research Fund has achieved since its inception in the fall of 1995. I am pleased to note that after more than two years of strong performance as a fund offered solely to employees of Putnam Investments, the fund was made available to all investors on June 15, 1998.

We are especially enthusiastic about this fund because it showcases the talents of Putnam's global equity research organization, which we believe is among the finest in the mutual fund industry. The team conducts meticulous research and analysis in building the fund's portfolio and employs a proprietary investment process to manage volatility, an important component of risk.

In the following report, Fund Manager Thomas Bogan discusses the strategy he and his team used to achieve fiscal 1998's positive results and their outlook for the fiscal year just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
September 16, 1998

Report from the Fund Manager
Thomas R. Bogan

The 12 months ended July 31, 1998 saw stock market volatility, struggling world economies, and the public debut of Putnam Research Fund, which continued its record of solid returns throughout this challenging period. Since the fund's inception on October 2, 1995, its class A shares have provided an annualized total return of 28.55% at net asset value (NAV) and 25.88% at public offering price
(POP). For the fiscal year ended July 31, 1998, the fund's class A shares provided a total return of 18.00% (NAV) and 11.20% (POP). For complete performance information, please refer to the summary that begins on page 9.

After more than two years of strong performance as a fund offered to employees of Putnam Investments, it was made available to all investors on June 15, 1998. Since the fund began operations, we have discovered how the collective expertise of 45 industry analysts can contribute greatly to a growth portfolio.

Putnam Research Fund's portfolio consists solely of recommendations by our analysts. This approach has enabled the fund to profit from the success of many of our recommended stocks. At the same time, the fund was able to sidestep some problems when stocks were removed from the portfolio before their prices suffered setbacks.

* SIDESTEPPING TROUBLE IN TECHNOLOGY SECTOR

Technology was a volatile and challenging area during much of the fiscal year, but careful monitoring by our analysts helped us make the most of this sector. One notable example is the fund's strategy with regard to Computer Associates, a developer and marketer of software. For much of the fiscal year, this company was represented in your fund's portfolio and was benefiting from a skyrocketing demand for its products, which are used by businesses to maintain elaborate computer environments.

Toward the end of the period, however, the analyst who follows Computer Associates changed his recommendation on this stock after discovering that capital spending -- the amount corporations were spending on technology -- had been slowing considerably throughout the industry. He anticipated that many companies, such as Computer Associates, would be negatively affected and as a result, this stock was removed from the portfolio.

Shortly thereafter, Computer Associates' stock price declined substantially when the company announced that its future earnings may be damaged. The decline in the stock price during the period was considered by our analyst to be a short-term overreaction, and he still believes Computer Associates is a fundamentally strong company with positive long-term growth potential. It is important to note that in the future this stock may again be considered for the portfolio.

On the flip side, the fund benefited from our decision to maintain positions in a number of semiconductor stocks that had suffered during much of the period. Companies throughout the semiconductor industry have felt the negative effects of the Asian crisis, pricing pressures, and excess inventories.

However, our decision to keep stocks such as Micron Technology proved profitable. Although it has suffered from price pressures along with other chip makers, Micron was recommended as a best idea for the fund's portfolio. A fundamentally sound company and one of the better low-cost producers of memory chips, Micron was expected to do exceptionally well once the industry recovered. In fact, we took advantage of recent stock price declines by purchasing more shares at attractively low prices. During the latter weeks of the period, Micron, along with other semiconductor stocks in the portfolio, began to rebound substantially, boosting the fund's returns.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals
and biotechnology     10.1%

Retail                 7.8%

Financial services     7.7%

Banks                  6.8%

Oil and gas            6.5%


Footnote reads:
* Based on net assets as of 7/31/98. Holdings will vary over time.

While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* POPULARITY OF WIRELESS BOOSTS MANY STOCKS

The world's love affair with wireless communications has translated into healthy gains for the stock of AirTouch Communications, which was in the fund's portfolio throughout the period. AirTouch provides wireless services, such as cellular and PCS telephones and pagers, in the United States, Europe, and Asia. Our analyst recommended AirTouch based on his belief that it is a premier global wireless company whose entrepreneurial management team is among the best in the business. In addition, AirTouch is one of the most efficient companies in this increasingly competitive industry, and its strong international operations are expected to drive the company's growth significantly over the next five years.

MediaOne Group, Inc. a domestic cable company with significant European wireless operations, was among the fund's top performers for the period. MediaOne's strong presence in cable television and multimedia services has contributed to its rapid growth. Formerly an operating unit of US West, MediaOne recently split into a separate company, focusing on innovative services like MediaOne Express, which utilizes its cable plant for high speed Internet access that is 50 times faster than traditional connections through telephone lines. The company has also begun to offer telephone service in certain markets.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Conglomerate

AirTouch Communications, Inc.
Wireless communications

Baxter International, Inc.
Medical supplies and devices

Merck & Co., Inc.
Pharmaceuticals

Intel Corp.
Semiconductors

Bristol-Myers Squibb Co.
Pharmaceuticals

Charles Schwab Corp.
Investment services

Philip Morris Companies, Inc.
Consumer products

Wal-Mart Stores, Inc.
Retail

Duke Energy Corp.
Electric utilities

These holdings represent 26.2% of the fund's net assets as of 7/31/98. Portfolio holdings will vary over time.

* CONSOLIDATION AND STRONG ECONOMY FUEL GROWTH

One of the portfolio's best performers in fiscal '98 was the stock of The Travelers Group. In the rapidly consolidating financial services industry, Travelers is expected to be one of the surviving giants. Indeed, the company's plan to merge with Citicorp will create the largest financial services organization in the world, called Citigroup, Inc. Travelers was recommended for the portfolio because of its broad product line, its ability to reach virtually every demographic segment of the U.S. population, and its increasing global reach. Travelers also has a tight expense culture, one in which management is constantly searching for ways to lower expenses and improve profitability.

Throughout the period, the U.S. economy provided fuel for retail stocks in the forms of low unemployment, low inflation, and a high level of consumer confidence. One of the beneficiaries of this positive environment was Lowe's Companies, Inc., a Fortune 500 retailer serving the do-it-yourself home improvement market. This market in particular has been booming, since low interest rates have prompted new home construction, remodeling, and home repairs. Lowe's began as a supplier that mainly served professional contractors but has transitioned into a more consumer-oriented retail operation, transforming small stores into large warehouses. It is the second-largest retailer of home improvement products in the world.

* OUTLOOK: CONTINUED FOCUS ON BEST IDEAS

At the close of the fiscal period, the U.S. economy was beginning to experience increased volatility, with major indexes slipping considerably from their highs earlier in the calendar year. While your fund has the advantage of limited exposure to troubled foreign economies, we are prepared for turbulence in all sectors. We will continue to rely on the fundamental strength of the fund's strategy: tapping the collective expertise of industry specialists and investing in their very best stock ideas.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/98, there is no guarantee the fund will continue to hold these securities in the future. Investments in a highly focused portfolio with a relatively small number of holdings may be subject to greater risk than a more broadly diversified portfolio.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Research Fund is designed for investors seeking capital appreciation primarily through common stock investments.


TOTAL RETURN FOR PERIODS ENDED 7/31/98
                                 Class A           Class B          Class M
(inception date)               (10/2/95)         (6/15/98)         (6/15/98)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
1 year                      18.00%   11.20%   16.97%   12.04%   17.22%   13.08%
------------------------------------------------------------------------------
Life of fund               103.54    91.81    98.16    95.16    99.52    92.42
Annual average              28.55    25.88    27.34    26.65    27.64    26.02
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/98

                                             S&P 500               Consumer
                                              Index               Price Index
------------------------------------------------------------------------------
1 year                                        19.29%                 1.68%
------------------------------------------------------------------------------
Life of fund                                 102.47                  6.53
Annual average                                28.27                  2.26
------------------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. The fund's performance reflects a voluntary expense limitation currently or previously in effect. Without the limitation, total return would have been lower.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
10/2/95
               Fund's class A      S&P 500        Consumer Price
Date           shares at POP        Index             Index

10/2/95            9,425            10,000           10,000
7/31/96           10,864            11,157           10,248
7/31/97           16,255            16,974           10,477
7/31/98          $19,181           $20,247          $10,653

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $19,816 ($19,516 with a redemption at the end of the period). A $10,000 investment in the fund's class M shares would have been valued at $19,952 ($19,242 at public offering price).



PRICE AND DISTRIBUTION INFORMATION
12 months ended 7/31/98
                             Class A            Class B          Class M
------------------------------------------------------------------------------
Distributions (number)          1                 --               --
------------------------------------------------------------------------------
Income                       $0.079               --               --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                     1.310               --               --
------------------------------------------------------------------------------
Short-term                    0.749               --               --
------------------------------------------------------------------------------
  Total                      $2.138               --               --
------------------------------------------------------------------------------
Share value:              NAV      POP           NAV          NAV      POP
------------------------------------------------------------------------------
7/31/97                 $13.58   $14.41           --            --       --
------------------------------------------------------------------------------
6/15/98*                    --       --        13.00         13.00    13.47
------------------------------------------------------------------------------
7/31/98                  13.49    14.31        13.49         13.49    13.98
------------------------------------------------------------------------------
* Inception date for class B and class M shares.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)
                                 Class A          Class B           Class M
(inception date)               (10/2/95)         (6/15/98)         (6/15/98)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
1 year                      28.12%   20.76%   26.89%   21.89%   27.19%   22.70%
------------------------------------------------------------------------------
Life of fund               103.08    91.38    97.72    94.72    99.08    92.00
Annual average              29.51    26.73    28.25    27.53    28.57    26.88
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. It assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


WELCOME TO

                    www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

  You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms ... and much more.

  The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

  New features will be added to the site regularly.
  So be sure to bookmark us at
  http://www.putnaminv.com



Report of independent accountants
For the fiscal year ended July 31, 1998

To the Trustees and Shareholders of
Putnam Research Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Research Fund (the "fund") at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
September 10, 1998





Portfolio of investments owned
July 31, 1998

COMMON STOCKS (96.8%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Automotive (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             34,000  General Motors Corp.                                                                   $    2,458,625

Banks (6.8%)
--------------------------------------------------------------------------------------------------------------------------
             53,900  Banc One Corp.                                                                              2,785,856
             21,300  BankAmerica Corp.                                                                           1,911,675
             31,700  First Union Corp.                                                                           1,909,925
             24,800  NationsBank Corp.                                                                           1,977,800
             17,000  Northern Trust Corp.                                                                        1,251,625
             30,750  Washington Mutual, Inc.                                                                     1,228,078
                                                                                                            --------------
                                                                                                                11,064,959

Basic Industrial Products (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             42,100  Danaher Corp.                                                                               1,718,206

Broadcasting (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             36,800  Clear Channel Communications, Inc. (NON)                                                    2,067,700

Computers (3.1%)
--------------------------------------------------------------------------------------------------------------------------
             92,100  Compaq Computer Corp.                                                                       3,027,788
             38,700  Gateway 2000, Inc. (NON)                                                                    2,089,800
                                                                                                            --------------
                                                                                                                 5,117,588

Conglomerates (5.4%)
--------------------------------------------------------------------------------------------------------------------------
             70,400  General Electric Co.                                                                        6,287,600
             41,000  Tyco International Ltd. (NON)                                                               2,539,438
                                                                                                            --------------
                                                                                                                 8,827,038

Consumer Products (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             26,000  Colgate-Palmolive Co.                                                                       2,403,375

Electric Utilities (3.7%)
--------------------------------------------------------------------------------------------------------------------------
             62,300  Duke Energy Corp.                                                                           3,558,888
             92,500  Entergy Corp.                                                                               2,532,188
                                                                                                            --------------
                                                                                                                 6,091,076

Entertainment (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             14,600  Time Warner, Inc.                                                                           1,314,913

Environmental Control (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             23,300  Waste Management, Inc. (NON)                                                                1,284,413

Farm Equipment (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             43,000  Deere (John) & Co.                                                                          1,728,063

Financial Services (7.7%)
--------------------------------------------------------------------------------------------------------------------------
             23,100  Associates First Capital Corp.                                                              1,794,581
             21,600  Lehman Brothers Holding, Inc.                                                               1,555,200
             59,900  Norwest Corp.                                                                               2,152,656
            102,200  Schwab (Charles) Corp.                                                                      3,832,500
             49,600  Travelers Group, Inc.                                                                       3,323,200
                                                                                                            --------------
                                                                                                                12,658,137

Food and Beverages (5.4%)
--------------------------------------------------------------------------------------------------------------------------
             67,800  Coca-Cola Enterprises, Inc.                                                                 2,233,163
             18,900  Danone (France)                                                                             1,126,913
             68,800  Nabisco Holdings Corp. Class A                                                              2,451,000
             61,600  Sara Lee Corp.                                                                              3,087,700
                                                                                                            --------------
                                                                                                                 8,898,776

Health Care Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             88,300  HEALTHSOUTH Corp. (NON)                                                                     2,218,538

Household Products (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             22,000  Clorox Co.                                                                                  2,255,000

Insurance (2.7%)
--------------------------------------------------------------------------------------------------------------------------
             31,200  The Equitable Companies, Inc.                                                               2,341,950
             38,900  MGIC Investment Corp.                                                                       2,086,013
                                                                                                            --------------
                                                                                                                 4,427,963

Medical Supplies and Devices (2.7%)
--------------------------------------------------------------------------------------------------------------------------
             75,400  Baxter International, Inc.                                                                  4,505,150

Networking (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             25,800  Ascend Communications, Inc. (NON)                                                           1,147,294

Oil and Gas (6.5%)
--------------------------------------------------------------------------------------------------------------------------
             32,999  British Petroleum PLC ADR (United Kingdom)                                                  2,648,170
             71,500  Burlington Resources Inc.                                                                   2,591,875
             48,400  Ente Nazionale Idrocarburi S.P.A. (ENI) ADR (Italy)                                         3,127,850
             40,508  Total Corp. ADR (France)                                                                    2,316,551
                                                                                                            --------------
                                                                                                                10,684,446

Pharmaceuticals and Biotechnology (10.1%)
--------------------------------------------------------------------------------------------------------------------------
             34,000  Bristol-Myers Squibb Co.                                                                    3,873,875
             57,200  Centocor, Inc. (NON)                                                                        2,016,300
             34,600  Merck & Co., Inc.                                                                           4,266,613
             65,100  Pharmacia & Upjohn, Inc.                                                                    3,084,113
             44,400  Warner-Lambert Co.                                                                          3,354,975
                                                                                                            --------------
                                                                                                                16,595,876

Publishing (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             18,100  Tribune Co.                                                                                 1,217,225

REIT's (Real Estate Investment Trust) (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             51,600  Starwood Lodging Trust                                                                      2,118,825

Restaurants (2.7%)
--------------------------------------------------------------------------------------------------------------------------
             34,600  McDonald's Corp.                                                                            2,311,713
             58,300  Tricon Global Restaurants, Inc. (NON)                                                       2,062,363
                                                                                                            --------------
                                                                                                                 4,374,076

Retail (7.8%)
--------------------------------------------------------------------------------------------------------------------------
             21,100  Costco Companies, Inc. (NON)                                                                1,197,425
             33,400  Dayton Hudson Corp.                                                                         1,596,938
             80,700  Fred Meyer, Inc. (NON)                                                                      3,555,844
             46,200  Office Depot, Inc. (NON)                                                                    1,501,500
             31,100  Rite Aid Corp.                                                                              1,228,450
             57,700  Wal-Mart Stores, Inc.                                                                       3,642,313
                                                                                                            --------------
                                                                                                                12,722,470

Satellite Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             38,500  PanAmSat Corp. (NON)                                                                        1,898,531

Semiconductors (4.7%)
--------------------------------------------------------------------------------------------------------------------------
             46,800  Intel Corp.                                                                                 3,951,675
             59,600  Micron Technology, Inc.                                                                     1,989,150
             30,600  Texas Instruments, Inc.                                                                     1,814,963
                                                                                                            --------------
                                                                                                                 7,755,788

Telecommunication Equipment (4.1%)
--------------------------------------------------------------------------------------------------------------------------
             35,600  Lucent Technologies, Inc.                                                                   3,290,866
             22,800  Nokia Corp. ADS (Finland)                                                                   1,986,450
             18,900  Tellabs, Inc. (NON)                                                                         1,422,816
                                                                                                            --------------
                                                                                                                 6,700,132

Telecommunications (3.2%)
--------------------------------------------------------------------------------------------------------------------------
             48,200  MediaOne Group Inc. (NON)                                                                   2,328,663
             55,378  U S West, Inc.                                                                              2,955,775
                                                                                                            --------------
                                                                                                                 5,284,438

Tobacco (2.3%)
--------------------------------------------------------------------------------------------------------------------------
             87,200  Philip Morris Cos., Inc.                                                                    3,820,450

Wireless Communications (3.2%)
--------------------------------------------------------------------------------------------------------------------------
             89,600  Airtouch Communications, Inc. (NON)                                                         5,269,600
                                                                                                            --------------
                     Total Common Stocks (cost $159,126,161)                                                $  158,628,671

SHORT-TERM INVESTMENTS (3.5%) (a) (cost $5,665,891)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $5,665,000  Interest in $750,000,000 tri-party repurchase
                       agreement dated July 31, 1998 with Goldman Sachs
                       due August 3, 1998 with respect to various
                       U.S. Treasury obligations - maturity value
                       of $5,667,672 for an effective yield of 5.66%                                        $    5,665,891
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $164,792,052) (b)                                              $  164,294,562
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $163,843,299.

  (b) The aggregate identified cost on a tax basis is $164,785,056, resulting in gross unrealized appreciation and depreciation of $5,672,590 and $6,163,084, respectively, or net unrealized depreciation of $490,494.

(NON) Non-income-producing security.

      ADR or ADS after the name of a foreign holding stands for American Depository Receipts or American Depository
      Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.






Statement of assets and liabilities
July 31, 1998


Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $164,792,052) (Note 1)                                            $164,294,562
-----------------------------------------------------------------------------------------------
Cash                                                                                        334
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                        57,969
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               12,880,385
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        6,543,198
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                6,283
-----------------------------------------------------------------------------------------------
Total assets                                                                        183,782,731

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     19,654,953
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               97,473
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             80,760
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                4,941
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                            1,920
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                345
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   51,151
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                8,843
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   39,046
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    19,939,432
-----------------------------------------------------------------------------------------------
Net assets                                                                         $163,843,299

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $162,538,140
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                 1,802,649
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                             (497,490)
-----------------------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                                         $163,843,299

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($90,282,360 divided by 6,690,293 shares)                                                $13.49
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.49)*                                  $14.31
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($66,316,763 divided by 4,917,442 shares)**                                              $13.49
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($7,244,176 divided by 537,010 shares)                                                   $13.49
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.49)*                                  $13.98
-----------------------------------------------------------------------------------------------
  * On single sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.






Statement of operations
Year ended July 31, 1998

Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $942)                                               $  218,882
-----------------------------------------------------------------------------------------------
Interest                                                                                 38,742
-----------------------------------------------------------------------------------------------
Total investment income                                                                 257,624

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        138,776
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           48,770
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                        2,820
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          1,447
-----------------------------------------------------------------------------------------------
Distribution fees - Class A (Note 2)                                                     16,386
-----------------------------------------------------------------------------------------------
Distribution fees - Class B (Note 2)                                                     36,897
-----------------------------------------------------------------------------------------------
Distribution fees - Class M (Note 2)                                                      3,205
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              864
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  20,831
-----------------------------------------------------------------------------------------------
Registration fees                                                                           724
-----------------------------------------------------------------------------------------------
Auditing                                                                                 19,128
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,248
-----------------------------------------------------------------------------------------------
Postage                                                                                   1,199
-----------------------------------------------------------------------------------------------
Other                                                                                       425
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                         (24,098)
-----------------------------------------------------------------------------------------------
Total expenses                                                                          271,622
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (11,466)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            260,156
-----------------------------------------------------------------------------------------------
Net investment loss                                                                      (2,532)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      2,560,691
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                           (3,181,873)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                                (621,182)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                 $ (623,714)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets
                                                                                          Year ended July 31
                                                                                          ---------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                       $     (2,532)    $    68,954
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      2,560,691       1,095,630
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                        (3,181,873)      2,383,859
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                              (623,714)      3,548,443
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (62,767)        (57,507)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                          (1,635,912)       (434,428)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   154,656,956       1,833,147
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        152,334,563       4,889,655

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                    11,508,736       6,619,081
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net
investment income of $-  and $40,752, respectively)                                $163,843,299     $11,508,736
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the period
Per-share                                                                                                        Oct. 2, 1995+
operating performance                                                                   Year ended July 31         to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $13.58            $9.75            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .02(c)(d)        .10(d)           .09(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    2.03             4.52             1.21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  2.05             4.62             1.30
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.08)            (.09)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (2.06)            (.70)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (2.14)            (.79)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $13.49           $13.58            $9.75
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             18.00            49.62            15.28*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $90,282          $11,509           $6,619
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.04(d)          1.00(d)           .86*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .28(d)           .82(d)           .92*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               129.01           119.20            80.74*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
    Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduticion of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending July 31, 1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the period
Per-share                                                                                                             June 15+
operating performance                                                                                              to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $13.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                      (.01)(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                       .50
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .49
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $13.49
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                                3.77*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $66,317
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .26*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                                                (.12)*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 129.01
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
    Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduticion of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending July 31, 1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                             June 15+
operating performance                                                                                              to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $13.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                      (.01)(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                       .50
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .49
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $13.49
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                                3.77*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $7,244
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .23*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                                                (.08)*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 129.01
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
    Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduticion of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending July 31, 1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.




Notes to financial statements
July 31, 1998

Note 1
Significant accounting policies

Putnam Research Fund ("the fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in common stocks.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Effective June 15, 1998, the fund began offering class B and Class M shares. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value, following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of organization costs. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 1998, the fund reclassified $24,547 to increase undistributed net investment income and $835 to decrease paid-in-capital, with a decrease to accumulated net realized gains and losses of $23,712. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $8,843. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The base fee is subject to a performance adjustment based on the investment performance of the fund compared to changes in the value of the Standard & Poor's 500 ("S&P 500") composite Stock Price Index. Performance will be calculated for these purposes at the beginning of each fiscal quarter, for the thirty-six month period immediately preceding such quarter or the life of the fund, if shorter. The applicable base fee will be increased or decreased for each calendar quarter by an incentive payment or penalty at the annual rate of 0.01% of the fund's average net assets for each 1% increment by which the fund outperforms or underperforms the S & P 500 in excess of 3.0%, subject to a maximum increase or decrease of 0.07% of average net assets. For the year ended July 31, 1998, the management fee was increased by $1,254 as a result of this performance adjustment.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company
(PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam
Investor Services, a division of PFTC.

For the year ended July 31, 1998, fund expenses were reduced by $11,466 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $410 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at annual rates up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. Effective June 15, 1998, the fund began making payments at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B, and class M shares, respectively.

For the year ended July 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $329,290 and $21,273 from the sale of class A and class M shares, respectively and $2,030 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended July 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $180,939,138 and $33,123,412, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At July 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                      Year ended
                                     July 31, 1998
------------------------------------------------------
Class A                          Shares         Amount
------------------------------------------------------
Shares sold                   5,991,170    $81,964,420
------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                   149,268      1,698,679
------------------------------------------------------
                              6,140,438     83,663,099

Shares
repurchased                    (297,573)    (3,999,887)
------------------------------------------------------
Net increase                  5,842,865    $79,663,212
------------------------------------------------------

                                      Year ended
                                     July 31, 1997
------------------------------------------------------
Class A                          Shares         Amount
------------------------------------------------------
Shares sold                     372,818     $4,217,387
------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    46,401        491,935
------------------------------------------------------
                                419,219      4,709,322

Shares
repurchased                    (250,784)    (2,876,175)
------------------------------------------------------
Net increase                    168,435     $1,833,147
------------------------------------------------------

                                   For the period
                                    June 15, 1998
                                   (commencement of
                                    operations) to
                                    July 31, 1998
------------------------------------------------------
Class B                          Shares         Amount
------------------------------------------------------
Shares sold                   4,949,915    $68,095,469
------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        --             --
------------------------------------------------------
                              4,949,915     68,095,469

Shares
repurchased                     (32,473)      (449,769)
------------------------------------------------------
Net increase                  4,917,442    $67,645,700
------------------------------------------------------

                                   For the period
                                    June 15, 1998
                                   (commencement of
                                    operations) to
                                    July 31, 1998
------------------------------------------------------
Class M                          Shares         Amount
------------------------------------------------------
Shares sold                     554,900     $7,592,143
------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        --             --
------------------------------------------------------
                                554,900      7,592,143

Shares
repurchased                     (17,890)      (244,099)
------------------------------------------------------
Net increase                    537,010     $7,348,044
------------------------------------------------------

Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $2,350,946 as capital gain, which includes $713,932 as 20% capital gain, for its taxable year ended
July 31, 1998.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

 [DBL DAGGER]Closed to new investors. Some exceptions may apply.
             Contact Putnam for details.

 [SECTION MARK]Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas R. Bogan
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Research Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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